Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Parentheticals) (Details)	6 Months Ended
Apr. 30, 2025
Foreign Exchange Rate Risk [Member]
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Line Items]
Impact of a strengthening or weakening of foreign exchange rate	10.00%